Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000077416 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077416 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	11.60%
C000077416 | B
Holdings [Line Items]
Percent of Total Investments	35.70%
C000077416 | BB
Holdings [Line Items]
Percent of Total Investments	49.10%
C000077416 | BBB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077416 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077416 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077416 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000077416 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.60%
C000077417 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077417 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	11.60%
C000077417 | B
Holdings [Line Items]
Percent of Total Investments	35.70%
C000077417 | BB
Holdings [Line Items]
Percent of Total Investments	49.10%
C000077417 | BBB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077417 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077417 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077417 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000077417 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.60%
C000077418 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077418 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	11.60%
C000077418 | B
Holdings [Line Items]
Percent of Total Investments	35.70%
C000077418 | BB
Holdings [Line Items]
Percent of Total Investments	49.10%
C000077418 | BBB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077418 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077418 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077418 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000077418 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.60%
C000211121 | Not Rated
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211121 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	11.60%
C000211121 | B
Holdings [Line Items]
Percent of Total Investments	35.70%
C000211121 | BB
Holdings [Line Items]
Percent of Total Investments	49.10%
C000211121 | BBB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000211121 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.40%
C000211121 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.30%
C000211121 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000211121 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	85.60%
C000014095 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014095 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014095 | B
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014095 | BB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000014095 | BBB
Holdings [Line Items]
Percent of Total Investments	39.30%
C000014095 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014095 | A
Holdings [Line Items]
Percent of Total Investments	13.10%
C000014095 | AA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014095 | AAA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000014095 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014095 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014095 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.70%
C000014095 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.80%
C000014095 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014095 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014095 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014095 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	10.70%
C000014095 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000014097 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014097 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014097 | B
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014097 | BB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000014097 | BBB
Holdings [Line Items]
Percent of Total Investments	39.30%
C000014097 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014097 | A
Holdings [Line Items]
Percent of Total Investments	13.10%
C000014097 | AA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014097 | AAA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000014097 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014097 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014097 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.70%
C000014097 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.80%
C000014097 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014097 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014097 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014097 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	10.70%
C000014097 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000014098 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014098 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014098 | B
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014098 | BB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000014098 | BBB
Holdings [Line Items]
Percent of Total Investments	39.30%
C000014098 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	1.50%
C000014098 | A
Holdings [Line Items]
Percent of Total Investments	13.10%
C000014098 | AA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014098 | AAA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000014098 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014098 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014098 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.70%
C000014098 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.80%
C000014098 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000014098 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.80%
C000014098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	10.70%
C000014098 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000241867 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.50%
C000241867 | CCC or Lower
Holdings [Line Items]
Percent of Total Investments	1.70%
C000241867 | B
Holdings [Line Items]
Percent of Total Investments	5.80%
C000241867 | BB
Holdings [Line Items]
Percent of Total Investments	8.60%
C000241867 | BBB
Holdings [Line Items]
Percent of Total Investments	39.30%
C000241867 | Cash & Equivalents
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241867 | A
Holdings [Line Items]
Percent of Total Investments	13.10%
C000241867 | AA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000241867 | AAA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000241867 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241867 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.50%
C000241867 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.70%
C000241867 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.80%
C000241867 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.10%
C000241867 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241867 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.80%
C000241867 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	10.70%
C000241867 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000014109 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014109 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014109 | BB
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014109 | BBB
Holdings [Line Items]
Percent of Total Investments	16.90%
C000014109 | A
Holdings [Line Items]
Percent of Total Investments	16.00%
C000014109 | AA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000014109 | AAA
Holdings [Line Items]
Percent of Total Investments	58.70%
C000014109 | Cash and Equivalents
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000014109 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014109 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014109 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000014109 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014109 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014109 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000014109 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.80%
C000014109 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.70%
C000014109 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014108 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014108 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014108 | BB
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014108 | BBB
Holdings [Line Items]
Percent of Total Investments	16.90%
C000014108 | A
Holdings [Line Items]
Percent of Total Investments	16.00%
C000014108 | AA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000014108 | AAA
Holdings [Line Items]
Percent of Total Investments	58.70%
C000014108 | Cash and Equivalents
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000014108 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014108 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014108 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000014108 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014108 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014108 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000014108 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.80%
C000014108 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.70%
C000014108 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000225189 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.80%
C000225189 | B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000225189 | BB
Holdings [Line Items]
Percent of Total Investments	0.40%
C000225189 | BBB
Holdings [Line Items]
Percent of Total Investments	16.90%
C000225189 | A
Holdings [Line Items]
Percent of Total Investments	16.00%
C000225189 | AA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000225189 | AAA
Holdings [Line Items]
Percent of Total Investments	58.70%
C000225189 | Cash and Equivalents
Holdings [Line Items]
Percent of Total Investments	(0.60%)
C000225189 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
C000225189 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.80%
C000225189 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000225189 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000225189 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225189 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000225189 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.80%
C000225189 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.70%
C000225189 | AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000235422 | B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000235422 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235422 | BBB
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235422 | A
Holdings [Line Items]
Percent of Total Investments	7.50%
C000235422 | AA
Holdings [Line Items]
Percent of Total Investments	78.10%
C000235422 | AAA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235422 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000235422 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000235422 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	50.10%
C000235422 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	45.90%
C000235422 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	3.10%
C000235423 | B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000235423 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235423 | BBB
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235423 | A
Holdings [Line Items]
Percent of Total Investments	7.50%
C000235423 | AA
Holdings [Line Items]
Percent of Total Investments	78.10%
C000235423 | AAA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235423 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000235423 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000235423 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	50.10%
C000235423 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	45.90%
C000235423 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	3.10%
C000235424 | B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000235424 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235424 | BBB
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235424 | A
Holdings [Line Items]
Percent of Total Investments	7.50%
C000235424 | AA
Holdings [Line Items]
Percent of Total Investments	78.10%
C000235424 | AAA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235424 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000235424 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000235424 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	50.10%
C000235424 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	45.90%
C000235424 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	3.10%
C000235421 | B
Holdings [Line Items]
Percent of Total Investments	8.00%
C000235421 | BB
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235421 | BBB
Holdings [Line Items]
Percent of Total Investments	3.80%
C000235421 | A
Holdings [Line Items]
Percent of Total Investments	7.50%
C000235421 | AA
Holdings [Line Items]
Percent of Total Investments	78.10%
C000235421 | AAA
Holdings [Line Items]
Percent of Total Investments	0.50%
C000235421 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000235421 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000235421 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	50.10%
C000235421 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	45.90%
C000235421 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014103 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014103 | B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014103 | BB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014103 | BBB
Holdings [Line Items]
Percent of Total Investments	20.50%
C000014103 | A
Holdings [Line Items]
Percent of Total Investments	20.20%
C000014103 | AA
Holdings [Line Items]
Percent of Total Investments	34.40%
C000014103 | AAA
Holdings [Line Items]
Percent of Total Investments	12.60%
C000014103 | Cash
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014103 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014103 | CCC
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014103 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014103 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014103 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014103 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.50%
C000014103 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.90%
C000014103 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.50%
C000014103 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.50%
C000014103 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	12.00%
C000014103 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014104 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014104 | B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014104 | BB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014104 | BBB
Holdings [Line Items]
Percent of Total Investments	20.50%
C000014104 | A
Holdings [Line Items]
Percent of Total Investments	20.20%
C000014104 | AA
Holdings [Line Items]
Percent of Total Investments	34.40%
C000014104 | AAA
Holdings [Line Items]
Percent of Total Investments	12.60%
C000014104 | Cash
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014104 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014104 | CCC
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014104 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014104 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014104 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014104 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.50%
C000014104 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.90%
C000014104 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.50%
C000014104 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.50%
C000014104 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	12.00%
C000014104 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014105 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014105 | B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014105 | BB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014105 | BBB
Holdings [Line Items]
Percent of Total Investments	20.50%
C000014105 | A
Holdings [Line Items]
Percent of Total Investments	20.20%
C000014105 | AA
Holdings [Line Items]
Percent of Total Investments	34.40%
C000014105 | AAA
Holdings [Line Items]
Percent of Total Investments	12.60%
C000014105 | Cash
Holdings [Line Items]
Percent of Total Investments	5.40%
C000014105 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014105 | CCC
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014105 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014105 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000014105 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014105 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.50%
C000014105 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.90%
C000014105 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.50%
C000014105 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.50%
C000014105 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	12.00%
C000014105 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000211120 | Not Rated
Holdings [Line Items]
Percent of Total Investments	2.70%
C000211120 | B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000211120 | BB
Holdings [Line Items]
Percent of Total Investments	2.70%
C000211120 | BBB
Holdings [Line Items]
Percent of Total Investments	20.50%
C000211120 | A
Holdings [Line Items]
Percent of Total Investments	20.20%
C000211120 | AA
Holdings [Line Items]
Percent of Total Investments	34.40%
C000211120 | AAA
Holdings [Line Items]
Percent of Total Investments	12.60%
C000211120 | Cash
Holdings [Line Items]
Percent of Total Investments	5.40%
C000211120 | C
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211120 | CCC
Holdings [Line Items]
Percent of Total Investments	0.20%
C000211120 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000211120 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000211120 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.30%
C000211120 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.50%
C000211120 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.90%
C000211120 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.50%
C000211120 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.50%
C000211120 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	12.00%
C000211120 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000036621 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.60%
C000036621 | BB
Holdings [Line Items]
Percent of Total Investments	0.50%
C000036621 | BBB
Holdings [Line Items]
Percent of Total Investments	24.40%
C000036621 | A
Holdings [Line Items]
Percent of Total Investments	22.00%
C000036621 | AA
Holdings [Line Items]
Percent of Total Investments	37.70%
C000036621 | AAA
Holdings [Line Items]
Percent of Total Investments	12.30%
C000036621 | Cash
Holdings [Line Items]
Percent of Total Investments	2.50%
C000036621 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.00%
C000036621 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.10%
C000036621 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	48.90%
C000036621 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000036621 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.80%
C000036621 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000036621 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	16.00%
C000139784 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.60%
C000139784 | BB
Holdings [Line Items]
Percent of Total Investments	0.50%
C000139784 | BBB
Holdings [Line Items]
Percent of Total Investments	24.40%
C000139784 | A
Holdings [Line Items]
Percent of Total Investments	22.00%
C000139784 | AA
Holdings [Line Items]
Percent of Total Investments	37.70%
C000139784 | AAA
Holdings [Line Items]
Percent of Total Investments	12.30%
C000139784 | Cash
Holdings [Line Items]
Percent of Total Investments	2.50%
C000139784 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.00%
C000139784 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.10%
C000139784 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	48.90%
C000139784 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000139784 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.80%
C000139784 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000139784 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	16.00%
C000195935 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.60%
C000195935 | BB
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195935 | BBB
Holdings [Line Items]
Percent of Total Investments	24.40%
C000195935 | A
Holdings [Line Items]
Percent of Total Investments	22.00%
C000195935 | AA
Holdings [Line Items]
Percent of Total Investments	37.70%
C000195935 | AAA
Holdings [Line Items]
Percent of Total Investments	12.30%
C000195935 | Cash
Holdings [Line Items]
Percent of Total Investments	2.50%
C000195935 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.00%
C000195935 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195935 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	48.90%
C000195935 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000195935 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	11.80%
C000195935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000195935 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	16.00%